TRADE PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Payables
Trade payables	R$ 7,323,417	R$ 7,172,161
(-) Adjustment present value	(93,681)	(98,164)
Trade payable, net	7,229,736	7,073,997
Current	7,162,929	7,030,734
Non-current	R$ 66,807	R$ 43,263